DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED	12 Months Ended
Dec. 31, 2011
DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED.
DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

5. DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

        On January 1, 2012, the Company adopted ASU No. 2010-26—Financial Services—Insurance—Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts. The objective of this Update is to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. This Update prescribes that certain incremental direct costs of successful initial or renewal contract acquisitions may be deferred. It defines incremental direct costs as those costs that result directly from and are essential to the contract transaction and would not have been incurred by the insurance entity had the contract transaction not occurred. This Update also clarifies the definition of the types of incurred costs that may be capitalized and the accounting and recognition treatment of advertising, research, and other administrative costs related to the acquisition of insurance contracts. The Company retrospectively adopted this Update, which resulted in a reduction in its deferred acquisition cost asset on the date of adoption and for periods prior to January 1, 2012 as well as a decrease in the recorded amortization associated with those previously deferred costs. There was also a reduction in the level of costs the Company defers.

        The charts shown below summarize the effect of these adjustments on the Company's balance sheets as of December 31, 2011 and 2010 (only balances impacted by the Update are presented).

	As of December 31, 2011
	As originally reported	As adjusted	Effect of Change
	(Dollars In Thousands)
Assets:
Deferred policy acquisition costs and value of business acquired	$4,036,757	$3,248,041	$(788,716)
Total Assets	$52,932,085	$52,143,369	$(788,716)
Liabilities:
Deferred income taxes	$1,540,397	$1,260,629	$(279,768)
Total liabilities	$48,712,370	$48,432,602	$(279,768)
Equity:
Retained earnings	$2,719,492	$2,191,319	$(528,173)
Accumulated other comprehensive income (loss):
Net unrealized gain (losses) on investments, net of income tax	1,074,878	1,094,103	19,225
Total Equity	$4,219,715	$3,710,767	$(508,948)
Total liabilities and shareowners' equity	$52,932,085	$52,143,369	$(788,716)

	As of December 31, 2010
	As originally reported	As adjusted	Effect of Change
	(Dollars In Thousands)
Assets:
Deferred policy acquisition costs and value of business acquired	$3,851,743	$3,092,580	$(759,163)
Total Assets	$47,562,786	$46,803,623	$(759,163)
Liabilities:
Deferred income taxes	$1,022,130	$752,866	$(269,264)
Total liabilities	$44,232,683	$43,963,419	$(269,264)
Equity:
Retained earnings	$2,432,925	$1,928,430	$(504,495)
Accumulated other comprehensive income (loss):
Net unrealized gain (losses) on investments, net of income tax	362,321	376,917	14,596
Total Equity	$3,330,103	$2,840,204	$(489,899)
Total liabilities and shareowners' equity	$47,562,786	$46,803,623	$(759,163)

        The charts shown below summarize the effect of the adjustments on the Company's income statement for the years ended December 31, 2011, 2010, and 2009 (only balances impacted by the Update are presented).

	For The Year Ended December 31, 2011
	As originally reported	As adjusted	Effect of Change
	(Dollars In Thousands)
Expenses:
Amortization of deferred policy acquisition costs and value of business acquired	$315,923	$264,993	$(50,930)
Other operating expenses	509,594	597,200	87,606
Total benefits and expenses	3,058,990	3,095,666	36,676
Income before income tax	507,152	470,476	(36,676)
Income tax (benefit) expense	167,837	154,839	(12,998)
Net income	$339,315	$315,637	$(23,678)
Less: Net loss attributable to noncontrolling interests	245	245	—
Net Income available to PLC's common shareowners	$339,070	$315,392	$(23,678)
Net income available to PLC's common shareowners—basic	$3.98	$3.70	$(0.28)
Net income available to PLC's common shareowners—diluted	$3.92	$3.65	$(0.27)

	For The Year Ended December 31, 2010
	As originally reported	As adjusted	Effect of Change
	(Dollars In Thousands)
Expenses:
Amortization of deferred policy acquisition costs and value of business acquired	$209,722	$164,963	$(44,759)
Other operating expenses	409,741	508,591	98,850
Total benefits and expenses	2,708,892	2,762,983	54,091
Income before income tax	388,863	334,772	(54,091)
Income tax (benefit) expense	129,067	109,903	(19,164)
Net income	$259,796	$224,869	$(34,927)
Less: Net loss attributable to noncontrolling interests	(445)	(445)	—
Net Income available to PLC's common shareowners	$260,241	$225,314	$(34,927)
Net income available to PLC's common shareowners—basic	$3.01	$2.60	$(0.41)
Net income available to PLC's common shareowners—diluted	$2.97	$2.57	$(0.40)

	For The Year Ended December 31, 2009
	As originally reported	As adjusted	Effect of Change
	(Dollars In Thousands)
Expenses:
Amortization of deferred policy acquisition costs and value of business acquired	$345,569	$277,882	$(67,687)
Other operating expenses	327,700	429,980	102,280
Total benefits and expenses	2,651,248	2,685,841	34,593
Income before income tax	416,778	382,185	(34,593)
Income tax (benefit) expense	145,290	133,048	(12,242)
Net income	$271,488	$249,137	$(22,351)
Less: Net loss attributable to noncontrolling interests	—	—	—
Net Income available to PLC's common shareowners	$271,488	$249,137	$(22,351)
Net income available to PLC's common shareowners—basic	$3.37	$3.10	$(0.27)
Net income available to PLC's common shareowners—diluted	$3.34	$3.07	$(0.27)

        The charts shown below summarize the effect of the adjustments on the Company's cash flow statement for the years ended December 31, 2011, 2010, and 2009 (only balances impacted by the Update are presented).

	For The Year Ended December 31, 2011
	As originally reported	As adjusted	Effect of Change
	(Dollars In Thousands)
Cash flows from operating activities
Net income	$339,315	$315,637	$(23,678)
Amortization of deferred policy acquisition costs and value of business acquired	315,923	264,993	(50,930)
Capitalization of deferred policy acquisition costs	(453,761)	(366,156)	87,605
Deferred income tax	98,890	85,893	(12,997)
Other, net	97,382	97,382	—

Change to net cash (used in) provided by operating activities	$397,749	$397,749	$—

	For The Year Ended December 31, 2010
	As originally reported	As adjusted	Effect of Change
	(Dollars In Thousands)
Cash flows from operating activities
Net income	$259,796	$224,869	$(34,927)
Amortization of deferred policy acquisition costs and value of business acquired	209,722	164,963	(44,759)
Capitalization of deferred policy acquisition costs	(480,383)	(382,553)	97,830
Deferred income tax	101,317	82,516	(18,801)
Other, net	(8,631)	(7,974)	657

Change to net cash (used in) provided by operating activities	$81,821	$81,821	$—

	For The Year Ended December 31, 2009
	As originally reported	As adjusted	Effect of Change
	(Dollars In Thousands)
Cash flows from operating activities
Net income	$271,488	$249,137	$(22,351)
Amortization of deferred policy acquisition costs and value of business acquired	345,569	277,882	(67,687)
Capitalization of deferred policy acquisition costs	(408,001)	(377,013)	30,988
Deferred income tax	66,651	79,817	13,166
Other, net	88,608	134,492	45,884

Change to net cash (used in) provided by operating activities	$364,315	$364,315	$—

Deferred policy acquisition costs

        The balances and changes in DAC are as follows:

	As of December 31,
	2011	2010
	(Dollars In Thousands)
Balance, beginning of period	$2,124,327	$1,992,246
Capitalization of commissions, sales, and issue expenses	370,830	360,665
Amortization	(215,600)	(93,928)
Change in unrealized investment gains and losses	(59,656)	(134,656)

Balance, end of period	$2,219,901	$2,124,327

Value of business acquired

        The balances and changes in VOBA are as follows:

	As of December 31,
	2011	2010
	(Dollars In Thousands)
Balance, beginning of period	$968,253	$943,069
Acquisitions	137,418	75,351
Amortization	(66,163)	(57,797)
Change in unrealized gains and losses	(21,907)	—
Other	10,539	7,630

Balance, end of period	$1,028,140	$968,253

        The expected amortization of VOBA for the next five years is as follows:

Years	Expected Amortization
(Dollars In Thousands)
2012	$76,152
2013	67,129
2014	59,232
2015	51,455
2016	46,744